UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07695)

The Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2013

Date of reporting period:  January 31, 2013

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund
Schedule of Investments
January 31, 2013 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 93.79%
Consumer Discretionary - 41.02%
American Axle & Manufacturing Holdings, Inc. (a)	25,000	$292,000	0.09%
Arctic Cat, Inc. (a)	145,600	5,261,984	1.63%
Asbury Automotive Group, Inc. (a)	6,000	213,360	0.07%
Ascena Retail Group, Inc. (a)	16,000	271,200	0.08%
Bally Technologies, Inc. (a)	4,000	192,640	0.06%
Chico's FAS, Inc. (a)	13,000	233,090	0.07%
Churchill Downs, Inc.	87,296	5,644,559	1.74%
Crocs, Inc. (a)	6,000	89,160	0.03%
Dollar General Corp. (a)	116,885	5,402,425	1.67%
Dominos Pizza, Inc.	149,100	6,943,587	2.14%
Express, Inc. (a)	6,000	110,280	0.03%
Foot Locker, Inc.	185,200	6,361,620	1.97%
Genesco, Inc. (a)	76,700	4,780,711	1.48%
Group 1 Automotive, Inc.	88,600	6,001,764	1.85%
KB Home	4,000	76,280	0.02%
La-Z-Boy, Inc. (a)	357,500	5,591,300	1.73%
Leapfrog Enterprises, Inc. (a)	726,000	6,541,260	2.02%
Lithia Motors, Inc.	201,800	8,731,886	2.70%
Macy's, Inc.	138,200	5,460,282	1.69%
Mens Wearhouse, Inc.	133,150	4,041,103	1.25%
Oxford Industries, Inc.	98,550	4,866,399	1.50%
Papa Johns International, Inc. (a)	124,500	6,984,450	2.16%
Penn National Gaming, Inc. (a)	12,000	583,920	0.18%
Pier 1 Imports, Inc.	296,100	6,422,409	1.98%
Pool Corp.	142,309	6,520,598	2.01%
Ross Stores, Inc.	95,440	5,697,768	1.76%
Sally Beauty Holdings, Inc. (a)	238,200	6,321,828	1.95%
Select Comfort Corp. (a)	4,000	88,080	0.03%
Standard Motor Products, Inc.	217,700	5,052,817	1.56%
Standard Pacific Corp. (a)	15,000	124,500	0.04%
Steven Madden Ltd. (a)	7,500	345,600	0.11%
Sturm Ruger & Co, Inc.	4,000	203,080	0.06%
The Buckle, Inc.	5,600	261,968	0.08%
The Children's Place Retail Stores, Inc. (a)	3,000	149,520	0.05%
The Finish Line, Inc.	10,000	186,400	0.06%
TJX Companies, Inc.	143,330	6,475,650	2.00%
Tractor Supply Co.	58,300	6,043,961	1.87%
Vitamin Shoppe, Inc. (a)	2,500	152,700	0.05%
VOXX International Corp. (a)	383,200	3,701,712	1.14%
Wolverine World Wide, Inc.	8,000	344,000	0.11%
		132,767,851	41.02%
Consumer Staples - 7.94%
CVS Caremark Corp.	115,100	5,893,120	1.82%
Elizabeth Arden, Inc. (a)	125,100	4,805,091	1.49%
Hain Celestial Group, Inc. (a)	2,500	142,475	0.04%
Susser Holdings Corp. (a)	204,300	8,551,998	2.64%
Whole Foods Market, Inc.	65,450	6,299,563	1.95%
		25,692,247	7.94%
Energy - 0.68%
Atwood Oceanics, Inc. (a)	10,012	528,333	0.16%
Comstock Resources, Inc. (a)	8,000	116,720	0.04%
Energy XXI (Bermuda) Ltd. (b)	9,000	281,880	0.09%
Kodiak Oil & Gas Corp. (a)(b)	38,000	349,600	0.11%
Oasis Petroleum, Inc. (a)	13,000	466,440	0.14%
Rosetta Resources, Inc. (a)	4,000	212,080	0.06%
Superior Energy Services, Inc. (a)	10,000	249,700	0.08%
		2,204,753	0.68%

Financials - 2.31%
Associated Banc-Corp.	28,000	399,560	0.12%
BankUnited, Inc.	12,000	322,800	0.10%
Berkshire Hills Bancorp, Inc.	10,000	242,000	0.08%
Brookline Bancorp, Inc.	59,729	526,212	0.16%
Capitol Federal Financial	29,454	346,085	0.11%
Chicopee Bancorp, Inc. (a)	19,139	306,798	0.09%
CNO Financial Group, Inc.	23,000	236,210	0.07%
Encore Capital Group, Inc. (a)	12,000	361,080	0.11%
First Horizon National Corp.	32,253	329,303	0.10%
Fulton Financial Corp.	30,200	328,878	0.10%
Horace Mann Educators Corp.	24,000	521,760	0.16%
Independent Bank Corp.	11,000	340,890	0.11%
Investors Title Co.	3,407	226,429	0.07%
Newport Bancorp, Inc. (a)	6,000	95,040	0.03%
Peoples Federal Bancshares, Inc.	9,000	160,380	0.05%
SI Financial Group, Inc.	7,300	84,972	0.03%
Susquehanna Bancshares, Inc.	34,000	388,280	0.12%
Tower Group, Inc.	18,000	347,400	0.11%
United Financial Bancorp, Inc.	48,877	731,689	0.23%
Waddell & Reed Financial, Inc.	24,000	952,800	0.29%
Washington Federal, Inc.	13,400	235,706	0.07%
		7,484,272	2.31%
Health Care - 7.96%
Abiomed, Inc. (a)	8,000	111,600	0.03%
Allscripts Healthcare Solutions, Inc. (a)	16,000	177,280	0.05%
athenahealth, Inc. (a)	2,000	172,940	0.05%
Cambrex Corp. (a)	729,300	8,569,275	2.65%
Centene Corp. (a)	108,300	4,674,228	1.44%
Cepheid, Inc. (a)	10,000	362,200	0.11%
Genomic Health, Inc. (a)	2,000	56,100	0.02%
Greenway Medical Technologies, Inc. (a)	8,000	119,200	0.04%
Health Managment Associates, Inc. (a)	16,000	167,040	0.05%
HMS Holdings Corp. (a)	1,000	27,260	0.01%
Impax Laboratories, Inc. (a)	15,000	302,400	0.09%
Jazz Pharmaceuticals, Inc. (a)(b)	4,000	225,560	0.07%
MAKO Surgical Corp. (a)	1,000	11,590	0.01%
MedAssets, Inc. (a)	18,000	351,900	0.11%
Medidata Solutions, Inc. (a)	10,000	467,900	0.14%
Molina Healthcare, Inc. (a)	153,000	4,392,630	1.36%
Myriad Genetics, Inc. (a)	9,000	243,540	0.08%
NPS Pharmaceuticals, Inc. (a)	6,000	53,040	0.02%
Obagi Medical Products, Inc. (a)	11,000	158,070	0.05%
Orexigen Therapeutics, Inc. (a)	12,000	68,640	0.02%
Sarepta Therapeutics, Inc. (a)	2,000	54,100	0.02%
Seattle Genetics, Inc. (a)	4,500	132,525	0.04%
Sirona Dental Systems, Inc. (a)	8,000	531,760	0.16%
The Cooper Companies, Inc.	2,000	202,700	0.06%
VIVUS, Inc. (a)	3,000	36,330	0.01%
Wellcare Health Plans, Inc. (a)	81,000	4,107,510	1.27%
		25,777,318	7.96%
Industrials - 19.42%
A.O. Smith Corp.	10,000	692,800	0.21%
Alaska Air Group, Inc. (a)	6,000	276,780	0.09%
American Woodmark Corp. (a)	16,000	444,960	0.14%
Atlas Air Worldwide Holdings, Inc. (a)	5,000	225,450	0.07%
Avis Budget Group, Inc. (a)	28,000	602,840	0.19%
Cintas Corp.	130,200	5,502,252	1.70%
DXP Enterprises Inc. (a)	133,300	7,584,770	2.34%
Dycom Industries, Inc. (a)	213,500	4,479,230	1.38%
Genesee & Wyoming, Inc., Class A (a)	2,000	169,160	0.05%
Innerworkings, Inc. (a)	427,865	5,951,602	1.84%
JetBlue Airways Corp. (a)	50,000	290,500	0.09%
Lennox International, Inc.	6,000	345,060	0.11%
Mueller Industries, Inc.	101,850	5,434,716	1.68%
Navigant Consulting, Inc. (a)	362,000	4,173,860	1.29%
Old Dominion Freight Line, Inc. (a)	168,700	6,289,136	1.94%
Primoris Services Corp.	306,300	5,874,834	1.81%
Roadrunner Transportation Systems, Inc. (a)	16,000	321,760	0.10%
Sauer-Danfoss, Inc.	7,000	375,690	0.12%
Sun Hydraulics Corp.	10,000	276,000	0.09%
Terex Corp. (a)	20,000	647,600	0.20%
The Manitowoc Co, Inc.	15,000	264,000	0.08%
Trex Co, Inc. (a)	8,000	338,000	0.10%
Triumph Group, Inc.	76,700	5,397,379	1.67%
United Rentals, Inc. (a)	121,439	6,147,242	1.90%
US Airways Group, Inc. (a)	18,000	257,040	0.08%
USG Corp. (a)	8,000	235,120	0.07%
Werner Enterprises, Inc.	11,250	265,725	0.08%
		62,863,506	19.42%

Information Technology - 2.47%
Aruba Networks, Inc. (a)	6,500	149,760	0.05%
Brocade Communications Systems, Inc. (a)	25,100	143,572	0.04%
Cirrus Logic, Inc. (a)	6,000	169,380	0.05%
Comm Vault Systems, Inc. (a)	3,000	230,190	0.07%
Compuware Corp. (a)	18,000	209,160	0.06%
Fusion-io, Inc. (a)	1,000	17,480	0.01%
Guidewire Software, Inc. (a)	2,000	66,240	0.02%
Jack Henry & Associates, Inc.	18,000	746,640	0.23%
MKS Instrument, Inc.	9,000	250,200	0.08%
Nanometrics, Inc. (a)	4,000	62,440	0.02%
Netgear, Inc. (a)	119,400	4,192,134	1.29%
OmniVision Technologies, Inc. (a)	2,000	30,740	0.01%
Open Text Corp. (a)(b)	5,175	301,961	0.09%
Qlik Technologies, Inc. (a)	4,600	102,166	0.03%
Radware Ltd. (a)(b)	6,000	218,220	0.07%
Sourcefire, Inc. (a)	7,000	298,200	0.09%
Splunk, Inc. (a)	2,000	65,920	0.02%
The Ultimate Software Group, Inc. (a)	1,800	182,772	0.06%
TriQuint Semiconductor, Inc. (a)	18,000	94,500	0.03%
Wex, Inc. (a)	6,000	471,660	0.15%
		8,003,335	2.47%
Materials - 11.70%
American Vanguard Corp.	317,100	10,749,690	3.32%
Cytec Inds, Inc.	3,000	219,900	0.07%
H.B. Fuller Co.	167,900	6,561,532	2.03%
Huntsman Corp.	7,000	123,410	0.04%
Innospec, Inc. (a)	10,000	402,500	0.12%
Kaiser Aluminum Corp.	3,000	186,480	0.06%
Kraton Performance Polymers, Inc. (a)	7,000	183,750	0.06%
Neenah Paper, Inc.	199,505	6,172,685	1.91%
NewMarket Corp.	25,300	6,455,548	1.99%
PolyOne Corp.	14,000	305,760	0.09%
W.R. Grace & Co. (a)	90,450	6,494,310	2.01%
		37,855,565	11.70%
Utilities - 0.29%
ALLETE, Inc.	10,400	479,856	0.15%
Portland General Electric Co.	15,400	442,288	0.14%
		922,144	0.29%
TOTAL COMMON STOCKS (Cost $253,200,784)		303,576,216	93.79%

RIGHTS - 0.00%
Forest Laboratories, Inc., Contingent Value Rights (a)(c)	5,500	5,225	0.00%
TOTAL RIGHTS (Cost $0)

PARTNERSHIPS - 1.61%
Energy - 1.61%
Oneok Partners L.P.	87,100	5,191,160	1.61%
TOTAL PARTNERSHIPS (Cost $4,852,452)		5,191,160	1.61%

REITS - 0.15%
Potlatch Corp.	4,000	173,560	0.05%
Sunstone Hotel Investors, Inc. (a)	28,000	323,960	0.10%
TOTAL REITS (Cost $421,475)		497,520	0.15%

EXCHANGE TRADED FUNDS - 0.22%
iShares Russell 2000 Index	8,000	716,960	0.22%
TOTAL EXCHANGE TRADED FUNDS (Cost $677,334)		716,960	0.22%

SHORT-TERM INVESTMENTS - 4.28%
Money Market Fund - 4.28%
Fidelity Government Portfolio - Institutional Class
0.01% (d)	13,853,021	13,853,021	4.28%
TOTAL MONEY MARKET FUND (Cost $13,853,021)		13,853,021	4.28%
TOTAL SHORT-TERM INVESTMENTS (Cost $13,853,021)		13,853,021	4.28%

Total Investments (Cost $273,005,066) - 100.05%		323,834,877	100.05%
Liabilities in Excess of Other Assets - (0.05)%		(154,776)	(0.05)%
TOTAL NET ASSETS - 100.00%		$323,680,101	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	Security is fair valued.
(d)	The rate listed is the fund's 7-day yield as of January 31, 2013.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

Cost of investments	$273,513,800
Gross unrealized appreciation	58,434,389
Gross unrealized depreciation	(8,113,312)
Net unrealized appreciation	$50,321,077

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2013
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (“NAV”) provided by the service agent of the Funds and will be classified as Level 1 securities.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using prices furnished by a pricing service. U.S. government securities are generally categorized in Level 2 of the fair value hierarchy based on the inputs used and market activity levels for specific securities.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy. Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2013, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$132,767,851	$-	$-	$132,767,851
Consumer Staples	25,692,247	-	-	25,692,247
Energy	2,204,753	-	-	2,204,753
Financials	7,484,272		-	7,484,272
Health Care	25,777,318	-	-	25,777,318
Industrials	62,863,506	-	-	62,863,506
Information Technology	8,003,335	-	-	8,003,335
Materials	37,855,565	-	-	37,855,565
Utilities	922,144	-	-	922,144
Total Common Stock	303,570,991	-	-	303,570,991

Rights	-	-	5,225	5,225

Partnerships
Energy	5,191,160	-	-	5,191,160
Total Partnerships	5,191,160	-	-	5,191,160

REITS
Financials	497,520	-	-	497,520
Total REITS	497,520	-	-	497,520

Exchange Traded Funds	716,960	-	-	716,960

Short-Term Investments
Money Market Funds	13,853,021	-	-	13,853,021
Total Short-Term Investments	13,853,021	-	-	13,853,021

Total Investments in Securities	$323,829,652	$-	$5,225	$323,834,877

Level 2 Reconciliation Disclosure
The following amounts were transfers in/(out) of Level 2 assets:

Common Stock
Transfer into Level 2	$-
Transfer out of Level 2	95,040
Net transfers in and/or (out) of Level 2	$95,040

Transfers were made from Level 2 into Level 1 because securities that were not actively trading at October 31, 2012, traded in an active market on January 31, 2013.

Level 3 Reconciliation Disclosure
Following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stock
Balance as of 10/31/12	$5,225
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
(Sales)	-
Transfer in and/or out of Level 3	-
Balance as of 1/31/13	$5,225

Net in unrealized apreciation/depreciation during the year for
level 3 investments held at January 31, 2013	$5,225

Transfers between levels are recognized at the end of the reporting period.

Hennessy Cornerstone Mid Cap 30 Fund
Schedule of Investments
January 31, 2013 (Unaudited)

	Number of		% of Net
	Shares	Value	Assets
COMMON STOCKS - 93.25%
Consumer Discretionary - 37.37%
Chico's FAS, Inc. (a)	265,600	$4,762,208	2.69%
Cooper Tire and Rubber Co.	210,600	5,361,876	3.03%
Dillards, Inc.	59,000	4,980,190	2.82%
Jarden Corp.	98,600	5,801,624	3.28%
KB Home	305,200	5,820,164	3.29%
Meritage Homes Corp. (a)	133,200	5,892,768	3.34%
Mohawk Industries, Inc. (a)	57,800	5,875,948	3.32%
Pier 1 Imports, Inc.	247,900	5,376,951	3.04%
PVH Corp.	44,900	5,337,263	3.02%
Standard Pacific Corp. (a)	733,800	6,090,540	3.45%
Thor Industries, Inc.	116,300	4,893,904	2.77%
Whirlpool Corp.	50,900	5,872,842	3.32%
		66,066,278	37.37%
Energy - 6.87%
Exterran Holdings, Inc. (a)	247,400	5,749,576	3.25%
HollyFrontier Corp.	122,500	6,396,950	3.62%
		12,146,526	6.87%
Financials - 2.90%
First American Corp.	214,900	5,133,961	2.90%
Health Care - 3.18%
Parexel International Corp. (a)	166,300	5,629,255	3.18%
Industrials - 28.94%
A.O. Smith Corp.	83,100	5,757,168	3.26%
Beacon Roofing Supply, Inc. (a)	158,700	5,735,418	3.25%
Geo Group, Inc.	207,894	6,781,494	3.84%
Masco Corp.	315,700	5,805,723	3.28%
Shaw Group, Inc. (a)	113,700	5,380,284	3.04%
Snap-On, Inc.	64,300	5,209,586	2.95%
US Airways Group, Inc. (a)	380,400	5,432,112	3.07%
USG Corp. (a)	189,700	5,575,283	3.15%
Valmont Industries, Inc.	37,600	5,479,072	3.10%
		51,156,140	28.94%
Materials - 13.99%
Axiall Corp.	127,700	7,174,186	4.06%
Chemtura Corp. (a)	286,800	6,802,896	3.85%
Huntsman Corp.	296,400	5,225,532	2.95%
W.R. Grace & Co. (a)	77,000	5,528,600	3.13%
		24,731,214	13.99%
TOTAL COMMON STOCKS (Cost $143,433,902)		164,863,374	93.25%

PARTNERSHIPS - 2.87%
Energy - 2.87%
Calumet Specialty Products Partners LP	159,900	5,068,830	2.87%
TOTAL PARTNERSHIPS (Cost $4,765,067)		5,068,830	2.87%

SHORT-TERM INVESTMENTS - 3.73%
Money Market Fund - 3.73%
Fidelity Government Portfolio - Institutional Class
0.01% (b)	6,599,585	6,599,585	3.73%
TOTAL MONEY MARKET FUND (Cost $6,599,585)		6,599,585	3.73%
TOTAL SHORT-TERM INVESTMENTS (Cost $6,599,585)		6,599,585	3.73%

Total Investments (Cost $154,798,554) - 99.85%		176,531,789	99.85%
Other Assets in Excess of Liabilities - 0.15%		270,505	0.15%
TOTAL NET ASSETS - 100.00%		$176,802,294	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of January 31, 2013.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

Cost of investments	$154,930,802
Gross unrealized appreciation	21,800,539
Gross unrealized depreciation	(199,552)
Net unrealized appreciation	$21,600,987

Summary of Fair Value Exposure at January 31, 2013
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair  value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are  those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.   These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those  inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued  at the Nasdaq Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales  price is not readily available will be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments  are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (“NAV”) provided by the service agent of the Funds and will be  classified as Level 1 securities.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset  value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using prices furnished by a pricing service. U.S. government securities are generally categorized in Level 2 of the fair value hierarchy based on the inputs used and market activity levels for  specific securities.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt  investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity,  if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on  the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not  readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair  value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in  determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with  direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate  the portfolio holdings such that shareholder transactions receive a fair net asset value.  Depending on the relative significance of the valuation inputs, these  securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such  securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or  futures contracts.  The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the  judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price securities may result in a  value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values  and are considered Level 2 prices in the fair valuation hierarchy.  Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities  may change on days when you will not be able to purchase or redeem your shares.  Depending on the relative significance of the valuation inputs, these securities  may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more representatives from Hennessy Advisors, Inc.,  the Fund’s advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All  actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.   Various inputs are used in determining the value of each Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an  indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2013,  were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$66,066,278	$-	$-	$66,066,278
Energy	12,146,526	-	-	12,146,526
Financials	5,133,961	-	-	5,133,961
Health Care	5,629,255	-	-	5,629,255
Industrials	51,156,140	-	-	51,156,140
Materials	24,731,214	-	-	24,731,214
Total Common Stock	164,863,374	-	-	164,863,374

Partnerships
Energy	5,068,830	-	-	5,068,830

Short-Term Investments
Money Market Funds	6,599,585	-	-	6,599,585
Total Short-Term Investments	6,599,585	-	-	6,599,585

Total Investments in Securities	$176,531,789	$-	$-	$176,531,789

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2013, the Fund recognized no transfers between levels.

Hennessy Cornerstone Value Fund
Schedule of Investments
January 31, 2013 (Unaudited)

	Number of		% of Net
	Shares	Value	Assets
COMMON STOCKS - 99.47%
Consumer Discretionary - 6.36%
Carnival Corp.	74,000	$2,865,280	2.21%
Mattel, Inc.	78,500	2,953,955	2.27%
Thomson Reuters Corp. (b)	79,500	2,435,880	1.88%
		8,255,115	6.36%
Consumer Staples - 23.60%
Altria Group, Inc.	78,100	2,630,408	2.03%
Avon Products, Inc.	126,800	2,153,064	1.66%
Campbell Soup Co.	70,600	2,591,726	1.99%
ConAgra Foods, Inc.	83,400	2,726,346	2.10%
H.J. Heinz Co.	42,200	2,558,586	1.97%
Kellogg Co.	44,200	2,585,700	1.99%
Kimberly Clark Corp.	30,600	2,739,006	2.11%
Pepsico, Inc.	34,900	2,542,465	1.96%
Philip Morris International, Inc.	30,900	2,724,144	2.10%
Procter & Gamble Co.	34,200	2,570,472	1.98%
Reynolds American, Inc.	54,900	2,414,502	1.86%
Sysco Corp.	75,800	2,408,166	1.85%
		30,644,585	23.60%
Energy - 13.48%
BP PLC - ADR (b)	50,800	2,261,616	1.74%
Chevron Corp.	21,200	2,441,180	1.88%
ConocoPhillips	30,800	1,786,400	1.38%
Encana Corp. (b)	129,000	2,497,440	1.92%
Phillips 66	15,450	935,806	0.72%
Royal Dutch Shell PLC - ADR (b)	32,100	2,263,692	1.74%
Total SA - ADR (b)	43,800	2,377,902	1.83%
Transocean Ltd. (b)	51,900	2,943,249	2.27%
		17,507,285	13.48%
Financials - 6.96%
Banco Santander SA - ADR (b)	310,600	2,540,708	1.96%
HSBC Holdings PLC - ADR (b)	56,400	3,206,904	2.47%
Sun Life Financial, Inc. (b)	113,000	3,292,820	2.53%
		9,040,432	6.96%
Health Care - 14.24%
Abbott Laboratories	40,900	1,385,692	1.07%
Abbvie, Inc.	40,900	1,500,621	1.16%
Bristol-Myers Squibb Co.	67,000	2,421,380	1.86%
Eli Lilly & Co.	56,300	3,022,747	2.33%
GlaxoSmithKline PLC - ADR (b)	49,700	2,266,817	1.75%
Johnson & Johnson	34,600	2,557,632	1.97%
Merck & Co., Inc.	58,200	2,517,150	1.94%
Pfizer, Inc.	102,900	2,807,112	2.16%
		18,479,151	14.24%
Industrials - 13.51%
Emerson Electric Co.	45,400	2,599,150	2.00%
General Electric Co.	118,900	2,649,092	2.04%
Lockheed Martin Corp.	27,500	2,388,925	1.84%
Northrop Grumman Corp.	37,600	2,445,504	1.89%
Raytheon Co.	45,600	2,402,208	1.85%
Republic Services, Inc.	81,800	2,608,602	2.01%
Waste Management, Inc.	67,100	2,441,098	1.88%
		17,534,579	13.51%
Information Technology - 4.44%
Intel Corp.	89,100	1,874,664	1.44%
Seagate Technology PLC (b)	114,500	3,890,710	3.00%
		5,765,374	4.44%
Materials - 9.20%
Arcelormittal SA Luxembourg - ADR (b)	110,800	1,901,328	1.46%
EI Du Pont de Nemours & Co.	45,700	2,168,465	1.67%
International Paper Co.	70,500	2,920,110	2.25%
Nucor Corp.	53,100	2,443,131	1.88%
Southern Copper Corp.	63,700	2,509,143	1.94%
		11,942,177	9.20%
Telecommunication Services - 7.68%
AT&T, Inc.	74,600	2,595,334	2.00%
BCE, Inc. (b)	54,100	2,403,122	1.85%
CenturyLink, Inc.	60,400	2,443,180	1.88%
Verizon Communications, Inc.	58,000	2,529,380	1.95%
		9,971,016	7.68%
TOTAL COMMON STOCKS (Cost $102,078,856)		129,139,714	99.47%

SHORT-TERM INVESTMENTS - 0.49%
Money Market Fund - 0.49%
Fidelity Government Portfolio - Institutional Class
0.01% (a)	642,407	642,407	0.49%
TOTAL MONEY MARKET FUND (Cost $642,407)		642,407	0.49%
TOTAL SHORT-TERM INVESTMENTS (Cost $642,407)		642,407	0.49%

Total Investments (Cost $102,721,263) - 99.96%		129,782,121	99.96%
Other Assets in Excess of Liabilities - 0.04%		51,160	0.04%
TOTAL NET ASSETS - 100.00%		$129,833,281	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund's 7-day yield as of January 31, 2013.
(b)	U.S. traded security of a foreign corporation.
ADR -	American Depository Receipt

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

Cost of investments	$103,149,631
Gross unrealized appreciation	27,237,930
Gross unrealized depreciation	(605,440)
Net unrealized appreciation	$26,632,490

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous  fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements  section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2013
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair  value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active;  and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are  those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.   These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those  inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued  at the Nasdaq Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales  price is not readily available will be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (“NAV”) provided by the service agent of the Funds and will be classified as Level 1 securities.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using prices furnished by a pricing service. U.S. government securities are generally categorized in Level 2 of the fair value hierarchy based on the inputs used and market activity levels for specific securities.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt  investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity,  if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on  the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not  readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair  value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in  determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with  direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate  the portfolio holdings such that shareholder transactions receive a fair net asset value.  Depending on the relative significance of the valuation inputs, these  securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such  securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or  futures contracts.  The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the  judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price securities may result in a  value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values  and are considered Level 2 prices in the fair valuation hierarchy.  Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities  may change on days when you will not be able to purchase or redeem your shares.  Depending on the relative significance of the valuation inputs, these securities  may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more representatives from Hennessy Advisors, Inc.,  the Fund’s advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All  actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.   Various inputs are used in determining the value of each Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an  indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2013,  were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$8,255,115	$-	$-	$8,255,115
Consumer Staples	30,644,585	-	-	30,644,585
Energy	17,507,285	-	-	17,507,285
Financials	9,040,432	-	-	9,040,432
Health Care	18,479,151	-	-	18,479,151
Industrials	17,534,579	-	-	17,534,579
Information Technology	5,765,374	-	-	5,765,374
Materials	11,942,177	-	-	11,942,177
Telecommunication Services	9,971,016	-	-	9,971,016
Total Common Stock	129,139,714	-	-	129,139,714

Short-Term Investments
Money Market Funds	642,407	-	-	642,407
Total Short-Term Investments	642,407	-	-	642,407

Total Investments in Securities	$129,782,121	$-	$-	$129,782,121

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2013, the Fund recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Hennessy Mutual Funds, Inc.

By (Signature and Title) /s/ Neil J. Hennessy
 Neil J. Hennessy, Chief Executive Officer

Date       March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Neil J. Hennessy
   Neil J. Hennessy, Chief Executive Officer

Date       March 27, 2013

By (Signature and Title)* /s/ Teresa M. Nilsen
   Teresa M. Nilsen, Principal Financial Officer

Date       March 27, 2013